Prepaid expenses and other current assets (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Total	$ 145,000	$ 184,000
Evolv Technologies Holdings, Inc.
Prepaid deposits	2,949,000	0
Deferred transaction costs	2,875,000	0
Short-term contract assets	2,034,000	0
Prepaid subscriptions	314,000	594,000
Other	223,000	306,000
Total	$ 8,395,000	$ 900,000	$ 525,000